Financial assets at fair value through profit or loss - Reclassified amounts between profit or loss and other comprehensive income due to the overlay approach (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Profit or loss IFRS 9		₩ 127,502		₩ 177,688
Profit or loss IAS 39		170,505		41,438
Amount reclassified to other comprehensive income from profit or loss applying overlay approach, before tax		(43,003)	[1]	136,255	[2]
Income tax relating to application of overlay approach in other comprehensive income		11,826	[1]	(37,470)	[2]
Net gain (loss) on valuation of financial assets at fair value through profit or loss
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Profit or loss IFRS 9		130,170		123,808
Profit or loss IAS 39		83,288		(21,488)
Amount reclassified to other comprehensive income from profit or loss applying overlay approach, before tax		46,882	[1]	145,301	[2]
Income tax relating to application of overlay approach in other comprehensive income		(12,893)	[1]	(39,958)	[2]
Net gain (loss) on disposal of financial assets at fair value through profit or loss
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Profit or loss IFRS 9		(2,668)		53,806
Profit or loss IAS 39		87,217		62,926
Amount reclassified to other comprehensive income from profit or loss applying overlay approach, before tax		(89,885)	[1]	(9,120)	[2]
Income tax relating to application of overlay approach in other comprehensive income		₩ 24,719	[1]	2,508	[2]
Net gain (loss) on foreign currency conversion of financial assets at fair value through profit or loss
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Profit or loss IFRS 9				74
Amount reclassified to other comprehensive income from profit or loss applying overlay approach, before tax	[2]			74
Income tax relating to application of overlay approach in other comprehensive income	[2]			₩ (20)

[1]	The amount of the policyholders equity adjustment for the reclassification of other comprehensive income is W11,079 million for the years ended December 31, 2021.
[2]	The amount of the policyholders equity adjustment for the reclassification of other comprehensive income is W(8,487) million for the years ended December 31, 2020.